Impairments (Tables)	6 Months Ended
Jun. 30, 2018
Impairments
Schedule of impairments

Skr mn	Apr-Jun 2018	Jan–Mar 2018	Apr-Jun 2017	Jan-Jun 2018	Jan–Jun 2017	Jan-Dec 2017
Impairment of financial assets	25	5	—	30	-27	-59
Reversal of previous write-downs	—	—	13	—	17	110

Net impairment and reversals	25	5	13	30	-10	51

Established losses	—	—	—	—	-47	-47
Reserves applied to cover established credit losses	—	—	—	—	47	46
Recovered credit losses	0	0	—	0	—	1

Net credit losses	25	5	13	30	-10	51

Loss Allowance
Opening balance	-135	-155	-230	-155	-254	-254
Adjustments to opening balance due to IFRS 9	—	18		18
Reserves applied to cover established credit losses	—	—	—	—	47	46
Net impairment and reversals	25	5	13	30	-10	51
Exchange-rate differences	-6	-3	—	-9	0	2

Closing balance	-116	-135	-217	-116	-217	-155

Schedule of reconciliation of changes in loss allowances by stages

	Stage 1	Stage 2	Stage 3
Skr mn	Individually measured allowances			Total
Opening balance	-38	-33	-66	-137
Increases due to origination and acquisition	-6	0	0	-6
Net remeasurement of loss allowance	13	6	4	23
Transfer to stage 1	0	0	—	0
Transfer to stage 2	0	0	0	0
Transfer to stage 3	0	0	0	0
Decreases due to derecognition	4	9	0	13
Decrease in allowance account due to write-offs	—	—	—	—
Exchange-rate differences	-3	-1	-5	-9
Closing balance	-30	-19	-67	-116
of which lending	-29	-19	-65	-113
of which off balance	-1	0	-2	-3